Related parties - Transactions with key management personnel narrative (Details)														3 Months Ended			12 Months Ended
	Nov. 22, 2023	Nov. 22, 2023 shares	Nov. 22, 2023 T	Apr. 01, 2023 shares	Apr. 01, 2023 T	Apr. 01, 2022 shares installment	Apr. 01, 2021 shares installment	Apr. 01, 2020 shares installment	Apr. 01, 2019 shares installment	Jan. 08, 2019 shares	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 12, 2015 shares	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2020	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 T	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2019 $ / shares
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)																					0	0
Vesting period																						5 years
Number of share options forfeited in share-based payment arrangement																					0	0
Proportion of ownership interest in subsidiary																	100.00%
Euronav NV | CMB
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	49.05%
Transaction based incentive plan
Disclosure of transactions between related parties [line items]
Vesting period																							5 years
Long term incentive plan 2019
Disclosure of transactions between related parties [line items]
Number of installments | installment									3
Long term incentive plan 2021
Disclosure of transactions between related parties [line items]
Number of installments | installment							3
Restricted stock units | Long term incentive plan 2019
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)									152,346
Vesting period									3 years								3 years
Restricted stock units | Long term incentive plan 2020
Disclosure of transactions between related parties [line items]
Vesting period								3 years									3 years
Number of installments | installment								3
Restricted stock units | Long term incentive plan 2021
Disclosure of transactions between related parties [line items]
Vesting period							3 years										3 years
Restricted stock units | Long term incentive plan 2022
Disclosure of transactions between related parties [line items]
Vesting period						3 years
Number of installments | installment						3
Restricted stock units | Long term incentive plan 2023
Disclosure of transactions between related parties [line items]
Vesting period						3 years
Number of installments | installment						3
Phantom stock units | Transaction based incentive plan
Disclosure of transactions between related parties [line items]
Equity instruments granted (in shares)										1,200,000
Number of share options forfeited in share-based payment arrangement																						400,000
Phantom stock units | Transaction based incentive plan | Tranche 1
Disclosure of transactions between related parties [line items]
Annual vesting percentage																12.00%						12.00%
Target share price (in USD per share) | $ / shares																						$ 12
Phantom stock units | Transaction based incentive plan | Tranche 2
Disclosure of transactions between related parties [line items]
Annual vesting percentage															19.00%							16.00%
Target share price (in USD per share) | $ / shares																						$ 14
Phantom stock units | Transaction based incentive plan | Tranche 3
Disclosure of transactions between related parties [line items]
Annual vesting percentage														25.00%								25.00%
Target share price (in USD per share) | $ / shares																						$ 16
Phantom stock units | Transaction based incentive plan | Tranche 4
Disclosure of transactions between related parties [line items]
Annual vesting percentage														44.00%								44.00%
Target share price (in USD per share) | $ / shares																						$ 18
Phantom stock units | Long term incentive plan 2019
Disclosure of transactions between related parties [line items]
Equity instruments granted (in shares)										1,200,000							0
Phantom stock units | Long term incentive plan 2019 | Tranche 1
Disclosure of transactions between related parties [line items]
Annual vesting percentage																12.00%							12.00%
Target share price (in USD per share) | $ / shares																							$ 12
Phantom stock units | Long term incentive plan 2019 | Tranche 2
Disclosure of transactions between related parties [line items]
Annual vesting percentage																							19.00%
Target share price (in USD per share) | $ / shares																							$ 14
Phantom stock units | Long term incentive plan 2019 | Tranche 3
Disclosure of transactions between related parties [line items]
Annual vesting percentage																							25.00%
Target share price (in USD per share) | $ / shares																							$ 16
Phantom stock units | Long term incentive plan 2019 | Tranche 4
Disclosure of transactions between related parties [line items]
Annual vesting percentage																							44.00%
Target share price (in USD per share) | $ / shares																							$ 18
Executive Committee | Stock option
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)													236,590
Executive Committee | Restricted stock units
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares)													65,433
Executive Committee | Phantom stock units
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares)											154,432
Executive Committee | Phantom stock units | Tranche 1
Disclosure of transactions between related parties [line items]
Annual vesting percentage																	33.30%
Executive Committee | Phantom stock units | Tranche 2
Disclosure of transactions between related parties [line items]
Annual vesting percentage																	33.30%
Executive Committee | Phantom stock units | Tranche 3
Disclosure of transactions between related parties [line items]
Annual vesting percentage																	33.30%
Executive Committee (Excluding Chief Executive Officer) | Stock option
Disclosure of transactions between related parties [line items]
Vesting period													13 years
Key management personnel of entity or parent | Restricted stock units | Long term incentive plan 2019
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)									152,346
Number of options vested (in shares)																					105,626
Key management personnel of entity or parent | Restricted stock units | Long term incentive plan 2020
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)								144,392
Number of options vested (in shares)																		88,127
Key management personnel of entity or parent | Restricted stock units | Long term incentive plan 2021
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)							193,387
Number of options vested (in shares)		52,585		14,530		64,414												131,529
Key management personnel of entity or parent | Restricted stock units | Long term incentive plan 2022
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)						163,022
Number of options vested (in shares)		98,527	98,527	12,203	12,203													110,730		110,730
Key management personnel of entity or parent | Restricted stock units | Long term incentive plan 2023
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)				120,079														120,079
Key management personnel of entity or parent | Phantom stock units | Tranche 1
Disclosure of transactions between related parties [line items]
Annual vesting percentage																	33.30%
Key management personnel of entity or parent | Phantom stock units | Tranche 2
Disclosure of transactions between related parties [line items]
Annual vesting percentage																	33.30%
Key management personnel of entity or parent | Phantom stock units | Tranche 3
Disclosure of transactions between related parties [line items]
Annual vesting percentage																	33.30%
Key management personnel of entity or parent | Phantom stock units | Long term incentive plan 2017
Disclosure of transactions between related parties [line items]
Equity instruments granted (in shares)												66,449
Total for all joint ventures | Tankers (UK) Agencies Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture																	50.00%
Total for all subsidiaries | Tankers International LLC
Disclosure of transactions between related parties [line items]
Leases as lessor, related party transactions | $																			$ 66,677		$ 216,040